united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/15

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2015

1-855-745-3863

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Aftershock Strategies Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Aftershock Strategies Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2015

The Fund’s performance figures* for the periods ended May 31, 2015, as compared to its benchmark:

	Six Months	One Year	Since Inception
Aftershock Strategies Fund
Class I *	(1.04)%	(0.66)%	(3.58)%
Class N **	(1.25)%	(1.00)%	(4.16)%
S&P 500 Total Return Index ***	2.97%	11.81%	20.03%

*	Class I commenced operations on March 22, 2013.

**	Class N commenced operations on December 31, 2012.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. The since inception performance figures are as of December 31, 2012.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.60% for Class I and 1.85% for Class N. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-855-745-3863.

Holdings by Industry	Fair Value as a
Sector/Asset Class (Unaudited)	% of Net Assets
Exchange Traded Funds	67.19%
Equity Funds	47.53%
Commodity Funds	10.44%
Debt Funds	7.56%
Asset Allocation Funds	1.66%
Common Stock	7.63%
Utilities	7.63%
Closed Ended Funds	10.47%
REITS	8.11%
Short-term Investments	0.05%
Other Assets in Excess of Liabilities	6.55%
100.00%

Aftershock Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2015

Shares		Fair Value
	COMMON STOCK - 7.63%
	ELECTRIC - 7.63%
17,500	Consolidated Edison, Inc.	$1,082,200
13,800	Duke Energy Corp.	1,045,074
	TOTAL COMMON STOCK	2,127,274
	(Cost - $1,898,906)

	EXCHANGE TRADED FUNDS - 67.19%
	ASSET ALLOCATION FUNDS - 1.66%
18,100	ProShares UltraShort Euro *	463,722

	COMMODITY FUNDS - 10.44%
25,500	SPDR Gold Shares * ^	2,909,550

	DEBT FUNDS - 7.56%
11,600	PIMCO 0-5 Year High Yield Corporate Bond Index	1,181,228
36,700	ProShares Short 20+ Year Treasury *	927,776
		2,109,004
	EQUITY FUNDS - 47.53%
36,600	Consumer Staples Select Sector SPDR Fund	1,785,714
12,900	Energy Select Sector SPDR Fund	1,010,973
36,900	Health Care Select Sector SPDR Fund	2,767,500
6,900	Market Vectors Junior Gold Miners ETF	177,192
29,300	Market Vectors Pharmaceutical ETF	2,137,435
48,000	ProShares Short MSCI Emerging Markets *	1,186,560
16,625	ProShares Short Russell 2000 *	975,389
101,900	ProShares Short S&P 500 *	2,132,767
19,000	Vanguard FTSE Europe ETF	1,076,920
		13,250,450

	TOTAL EXCHANGE TRADED FUNDS	18,732,726
	(Cost - $17,696,900)

	REITS - 8.11%
83,800	Medical Properties Trust, Inc.	1,136,328
31,200	Omega Healthcare Investors, Inc.	1,124,136
	TOTAL REITS	2,260,464
	(Cost - $2,000,831)

	CLOSED END FUNDS - 10.47%
49,000	BlackRock MuniVest Fund, Inc.	490,000
36,324	Deutsche Municipal Income Trust	476,934
60,100	Dreyfus Strategic Municipals, Inc.	488,012
37,147	Nuveen Premium Income Municipal Fund 4, Inc.	482,540

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2015 (Continued)

Shares		Fair Value
	CLOSED END FUNDS (Continued) - 10.47%
68,000	Putnam Managed Municipal Income Trust	$490,280
35,170	Western Asset Managed Municipals Fund, Inc.	490,973
	TOTAL CLOSED END FUNDS	2,918,739
	(Cost - $2,836,629)

	SHORT-TERM INVESTMENT - 0.05%
	MONEY MARKET FUND - 0.05%
14,391	Federated Government Obligation, 0.00% + ^	14,391
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $14,391)

	TOTAL INVESTMENTS - 93.45%
	(Cost - $24,447,657) (a)	$26,053,594
	OTHER ASSETS LESS LIABILITIES - 6.55%	1,826,984
	TOTAL NET ASSETS - 100.00%	$27,880,578

*	Non-Income producing security.

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

^	Part or all of this security is a holding in Aftershock Fund Ltd (AFL-CFC).

REITS - Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,467,087 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,586,254
Unrealized depreciation:	(2,999,747)
Net unrealized appreciation:	$586,507

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2015

ASSETS
Investment securities:
At cost	$24,447,657
At fair value	26,053,594
Deposit at broker	712,011
Dividends and interest receivable	46,591
Receivable for fund shares sold	2,147,194
Prepaid expenses and other assets	28,422
TOTAL ASSETS	28,987,812

LIABILITIES
Payable for securities purchased	590,940
Payable for fund shares redeemed	476,142
Accrued advisory fees	5,151
Accrued distribution fees	1,617
Accrued expenses and other liabilities	33,384
TOTAL LIABILITIES	1,107,234
NET ASSETS	$27,880,578

Net Assets Consist Of:
Paid-in-Capital	$33,983,020
Undistributed net investment income	131,301
Accumulated net realized loss from security transactions	(7,839,680)
Net unrealized appreciation on investments and options	1,605,937
NET ASSETS	$27,880,578

Net Asset Value Per Share
Class I Shares
Net Assets	$20,116,828
Shares of beneficial interest outstanding [no par value, unlimited shares authorized]	2,251,354
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$8.94

Class N Shares
Net Assets	$7,763,750
Shares of beneficial interest outstanding [no par value, unlimited shares authorized]	871,246
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$8.91

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2015

INVESTMENT INCOME
Dividend	$920,651
Interest	135
TOTAL INVESTMENT INCOME	920,786

EXPENSES
Investment advisory fees	353,794
Administration fees	57,571
Registration fees	22,192
Transfer agent fees	21,946
Accounting services fees	20,884
Legal fees	17,260
Printing and postage expense	14,794
Compliance officer fees	11,342
Distribution (12b-1) fees - Class N	10,668
Audit Fees	9,122
Custody fees	7,891
Trustees’ fees and expenses	4,192
Insurance expense	3,699
Other expenses	1,233
Non 12b-1 shareholder servicing	369
Total Expenses	556,957
Less: Expenses reimbursed by adviser	(123,568)
NET EXPENSES	433,389

NET INVESTMENT INCOME	487,397

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain/(loss) on:
Investments	1,158,106
Purchased options	(60,119)
Net realized gain from investments and options:	1,097,987

Net change in unrealized appreciation/(depreciation) on:
Investments	(1,918,579)
Purchased options	40,435
Net change in unrealized depreciation from investments and options:	(1,878,144)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS	(780,157)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(292,760)

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	May 31, 2015	November 30, 2014
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$487,397	$1,224,939
Net realized gain (loss) on investments and options	1,097,987	(4,330,339)
Net change in unrealized appreciation (depriciation) on investments and options	(1,878,144)	3,175,706
Net increase (decrease) in net assets resulting from operations	(292,760)	70,306

Distributions to Shareholders From:
Class I
Net Investment Income	(400,084)	(957,060)
Return of Capital	—	(65,084)
Class N
Net Investment Income	(45,256)	(62,048)
Return of Capital	—	(4,219)
	(445,340)	(1,088,411)
FROM SHARES OF BENEFICIAL INTEREST
Class I
Proceeds from shares sold	377,379	5,304,008
Distributions Reinvested	400,084	1,022,144
Payments for shares redeemed	(71,178,227)	(38,284,976)
Net decrease in net assets from shares of beneficial interest	(70,400,764)	(31,958,824)
Class N
Proceeds from shares sold	568,033	1,463,586
Distributions Reinvested	44,800	65,285.00
Payments for shares redeemed	(1,511,178)	(2,342,012)
Net decrease in net assets from shares of beneficial interest	(898,345)	(813,141)

Net decrease in net assets from shares of beneficial interest	(71,299,109)	(32,771,965)

TOTAL DECREASE IN NET ASSETS	(72,037,209)	(33,790,070)

NET ASSETS
Beginning of Period	99,917,787	133,707,857
End of Period*	$27,880,578	$99,917,787
* Undistributed net investment income:	$131,301	$89,244

SHARE ACTIVITY
Class I
Shares sold	41,306	582,203
Shares reinvested	44,220	112,818
Shares redeemed	(7,858,692)	(4,226,263)
Net decrease in shares of beneficial interest outstanding	(7,773,166)	(3,531,242)

Class N
Shares sold	62,397	161,138
Shares reinvested	4,969	7,220
Shares redeemed	(167,513)	(258,408)
Net decrease in shares of beneficial interest outstanding	(100,147)	(90,050)

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the Six	For the		For the
	Months Ended	Year Ended		Period Ended
	May 31, 2015	November 30, 2014		November 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$9.09	$9.15		$9.84

Activity from investment operations:
Net investment gain (loss) (2)	0.07	0.10		(0.01)
Net realized and unrealized loss on investments	(0.16)	(0.07)		(0.68)
Total from investment operations	(0.09)	0.03		(0.69)

Distributions to shareholders from net investment income	(0.06)	(0.09)		—
return of capital	—	(0.00	) (9)	—
Total distributions to shareholders	(0.06)	(0.09)		—

Net asset value, end of period	$8.94	$9.09		$9.15

Total return (3)	(1.04)%	0.32%		(7.01)%

Net assets, end of period (in 000’s)	$20,117	$91,111		$124,017

Ratio of expenses to average net assets, before reimbursement (5,6,7)	1.53%	1.46%		1.61%
net of reimbursement (5,7)	1.20%	1.30%		1.43%

Ratio of expenses to average net assets (excluding dividends and interest on margin account):
before reimbursement (5,6,7)	1.53%	1.36%		1.50%
net of reimbursement (5,7)	1.20%	1.20%		1.32%

Ratio of net investment gain (loss) to average net assets: (8)	1.42%	1.08%		(0.12)%

Portfolio turnover rate (4)	25%	357%		661%

(1)	Class I commenced operations on March 22, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods of less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Less than $0.005 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund - Class N
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the Six	For the		For the
	Months Ended	Year Ended		Period Ended
	May 31, 2015	November 30, 2014		November 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$9.07	$9.13		$10.00

Activity from investment operations:
Net investment gain (loss) (2)	0.05	0.08		(0.06)
Net realized and unrealized loss on investments	(0.16)	(0.07)		(0.81)
Total from investment operations	(0.11)	0.01		(0.87)

Distributions to shareholders from net investment income	(0.05)	(0.07)		—
return of capital	—	(0.00	) (9)	—
Total distributions to shareholders	(0.05)	(0.07)		—

Net asset value, end of period	$8.91	$9.07		$9.13

Total return (3)	(1.25)%	0.11%		(8.70)%

Net assets, end of period (in 000’s)	$7,764	$8,807		$9,690

Ratio of expenses to average net assets, before reimbursement (5,6,7)	1.78%	1.71%		2.64%
net of reimbursement (5,7)	1.45%	1.55%		1.72%

Ratio of expenses to average net assets (excluding dividends and interest on margin account):
before reimbursement (5,6,7)	1.78%	1.61%		2.55%
net of reimbursement (5,7)	1.45%	1.45%		1.63%

Ratio of net investment gain (loss) to average net assets: (8)	1.17%	0.83%		(0.69)%

Portfolio turnover rate (4)	25%	357%		661%

(1)	Class N commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods of less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Less than $0.005 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015

1.	ORGANIZATION

Aftershock Strategies Fund (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is preservation of capital with a secondary objective of capital appreciation, each in the event of a long term decline in the equity and fixed income markets. The Fund currently offers Class I and Class N shares. Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012. Both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015 (Continued)

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015 (Continued)

representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets: *
Common Stock	$2,127,274	$—	$—	$2,127,274
Exchange-Traded Funds	18,732,726	—	—	18,732,726
REITS	2,260,464	—	—	2,260,464
Closed End Funds	2,918,739	—	—	2,918,739
Short-Term Investment	14,391	—	—	14,391
Total	$26,053,594	$—	$—	$26,053,594

There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.

It is the Fund’s policy to record transfers into and out of the various Levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Industry classifications.

Consolidation of Subsidiary – Aftershock Fund Limited (ASFL) – The consolidated financial statements of the Fund includes the accounts of ASFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

ASFL utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, ASFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015 (Continued)

A summary of the Fund’s investment in the ASFL is as follows:

		ASFL Total Assets at	% Of Fund Total Assets at
	Inception Date of ASFL	May 31, 2015	May 31, 2015
ASFL	1/4/2013	$3,267,755	11.52%

Market risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Commodities risk – Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015 (Continued)

their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2014), or expected to be taken in the Fund’s 2015 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure -

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended May 31, 2015:

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity contracts	Net realized gain (loss) from purchased options	$(60,119)
	Net change in unrealized appreciation (depreciation) from purchased options		$40,435

Total		$(60,119)	$40,435

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015 (Continued)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $16,500,570 and 87,177,700, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

MacroView Investment Management LLC serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended May 31, 2015 the Fund incurred $353,794 in advisory fees.

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, interest and tax expenses, dividends on short positions and extraordinary expenses) do not exceed 1.20% and 1.45% of the Fund’s average daily net assets for Class I and Class N shares, respectively, through March 31, 2016. These amounts herein will be referred to as the “expense limitations.” For the six months ended May 31, 2015, expenses of $123,568 incurred by the Fund were waived/reimbursed by the Adviser.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

As of November 30, 2014, the following amounts are subject to recapture by the Adviser with expense recoupment expiration dates of November 30, of each of the following years:

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015 (Continued)

2017	2016	Total
$180,822	$171,866	$352,688

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class N shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. For the six months ended May 31, 2015, pursuant to the Plan, Class N shares incurred $10,668.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of May 31, 2015, Charles Schwab & Co, an account holding shares for the benefit of others in nominee name, held approximately 92% and 46% of the voting securities of Class I and Class N shares, respectively. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. are also owned beneficially by any party who would be presumed to control the fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended November 30, 2014 were as follows:

November 30, 2014
Ordinary Income	$1,019,108
Return of Capital	69,303
$1,088,411

There were no distributions paid during the period ended November 30, 2013.

As of November 30, 2014, the components of distributable earnings/(deficit) on a tax basis were as follows:

Capital	Other	Unrealized	Total
Loss	Book/Tax	Appreciation/	Accumulated
Carry Forward	Differences	(Depreciation)	Deficits
$(5,984,493)	$(1,844,500)	$2,464,651	$(5,364,342)

Aftershock Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015 (Continued)

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized losses, and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and straddle transactions, and tax adjustments relating to real estate investment trusts, partnerships and the Fund’s holding in ASFL.

At November 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term
$5,984,493

Permanent book and tax differences, primarily attributable to tax adjustments relating to real estate investment trusts, partnerships and grantor trusts, distributions in excess of net investment income and the capitalization of in lieu of dividend payments, resulted in reclassifications for the year ended November 30, 2014 as follows:

Paid	Undistributed Net	Accumulated
In	Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(69,303)	$52,511	$(16,792)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except as disclosed below.

On June 4, 2015, the Board of Trustees of Northern Lights Fund Trust II concluded, based on recommendations from and information provided by the Fund’s Advisor, that it was in the best interest of the Fund and its shareholders that the Fund ceases operations. Effective June 4, 2015, the Trust ceased offering new shares of the Fund and will liquidate the Fund on July 6, 2015.

Aftershock Strategies Fund
EXPENSE EXAMPLES
May 31, 2015 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expense Paid
	Account Value	Account Value	Expense	During Period
	12/1/14	5/31/15	Ratio	12/1/14-5/31/14 *
Actual
Class I	$1,000.00	$ 989.60	1.20%	$5.95
Class N	$1,000.00	$ 987.50	1.45%	$7.18
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,018.95	1.20%	$6.04
Class N	$1,000.00	$1,017.70	1.45%	$7.29

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period (182) divided by the number of days in the fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on December 16, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the current Investment Advisory Agreement dated May 3, 2012 as amended May 23, 2013 between the Trust, on behalf of the Aftershock Strategies Fund (“Aftershock”) and MacroView Investment Management, LLC (“MacroView”) (the “Current MacroView Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Current MacroView Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Current MacroView Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Current MacroView Advisory Agreement and comparative information relating to the advisory fee and other expenses of Aftershock. The materials also included due diligence materials relating to MacroView (including due diligence questionnaires completed by MacroView, select financial information of MacroView, bibliographic information regarding MacroView’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Board also heard from and had the opportunity to question representatives of MacroView, including on matters relating to profitability, reasons for lower projected fund assets and an SEC deficiency letter dated July 11, 2014. The Board also had the opportunity to discuss with the representatives of MacroView the reasons for the delay in completing the adviser change of control transaction described in a proxy statement to fund shareholders dated July 11, 2014, as well as the resulting delay in executing the new advisory agreement that would be required by the contemplated change of control and that was already approved by shareholders at the shareholder meeting held on September 16, 2014. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

Based on their evaluation of the information provided by MacroView, in conjunction with Aftershock’s other service providers, the Board, by a unanimous vote of those present at the Meeting (including a separate vote of the Independent Trustees), re-approved the Current MacroView Advisory Agreement with respect Aftershock. In considering the renewal of the Current MacroView Advisory Agreement with respect Aftershock and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting. In their deliberations considering the Current MacroView Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services. The Board reviewed materials provided by MacroView related to the proposed renewal of the Current MacroView Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for MacroView, including the team of individuals that primarily monitors and executes the investment process as well as the potential impact of the dispute regarding the sale of interest in MacroView on such personnel. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of MacroView with respect to a series of important questions, including: whether MacroView was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Aftershock; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board noted that, although MacroView had received a deficiency letter from the SEC, there was no other regulatory action pending. The Board reviewed the description provided on the practices for monitoring compliance with Aftershock’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under MacroView’s compliance program. The Board then reviewed the capitalization of MacroView based on financial information provided by and representations made by MacroView and concluded that MacroView was sufficiently well-capitalized, or its control persons had the ability to make additional contributions in order to meet its obligations to Aftershock. The Board concluded that MacroView had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Current MacroView Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by MacroView to Aftershock were satisfactory.

Performance. As to performance, the Board considered MacroView’s past performance as well as other factors relating to MacroView’s track record. The Board also reviewed and discussed Aftershock’s past performance versus its peer group of funds with similar objective and strategy as Aftershock, as well as its Morningstar category. The Board noted that although Aftershock had outperformed its peer group for the one year period, it had underperformed its Morningstar category for that period and had underperformed both its peer group and Morningstar category since Aftershock’s inception. The Board discussed the reasons for Aftershock’s underperformance and noted the efforts of MacroView to address such underperformance by allocating more towards equities.

Fees and Expenses. As to the fees and expenses paid by Aftershock, the Board reviewed and discussed a comparison of Aftershock’s management fee and overall expense ratio to a peer group of funds constructed by MacroView with similar investment objectives and strategies to Aftershock and noted that, while the advisory fee is on the high end, it is similar to several funds in its peer group. The Board also considered any fall-out benefits likely to accrue to MacroView or its affiliates from its relationship with Aftershock. The Board reviewed the contractual arrangements for Aftershock, including a proposed extension of the operating expense limitation agreement pursuant to which MacroView had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.20% and 1.45% of Aftershock’s average net assets for Class I and Class N shares respectively, through March 31, 2016 and found such arrangements to be beneficial to shareholders. The Board noted that MacroView charges Aftershock an advisory fee at an annual rate of 1.00% based on the average net assets of Aftershock. The Board concluded that, based on MacroView’s experience and expertise, and the services to be provided by MacroView to Aftershock, the fees charged by MacroView were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to MacroView with respect to Aftershock based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of MacroView provided by MacroView. The Trustees concluded that based on the services provided and the projected growth of Aftershock, the fees were reasonable and that anticipated profits from MacroView’s relationship with Aftershock were not excessive.

Economies of Scale. As to the extent to which Aftershock will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of Aftershock, MacroView’s expectations for growth of Aftershock and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from MacroView as the Board believed to be reasonably necessary to evaluate the terms of the Current MacroView Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Current MacroView Advisory Agreement are reasonable; (b) the investment advisory fee is reasonable; and (c) the Current MacroView Advisory Agreement is in the best interests of Aftershock and its shareholders.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-745-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-745-3863.

INVESTMENT ADVISER
MacroView Investment Management LLC
7315 Wisconsin Avenue, Suite 750 - West Tower
Bethesda, MD 20814

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/30/15

By (Signature and Title)

/s/ Erik Naviloff

Erik, Naviloff, Principal Financial Officer/Treasurer

Date 7/30/15